GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2020	2019
Cost
Balance at beginning of year	$5,685.7	$5,671.1
Business acquisitions	21.1	14.6
Balance at end of year	5,706.8	5,685.7

Accumulated impairment losses
Balance at beginning and at end of year	2,992.8	2,992.8

Net carrying amount	$2,714.0	$2,692.9

Schedule of allocation of net carrying amount of goodwill in significant CGU groups

	2020	2019
CGU groups

Telecommunications	$2,679.2	$2,656.1
Other[1]	34.8	36.8
Total	$2,714.0	$2,692.9
[1]	Includes mainly the CGUs related to Film, audiovisual content and television activities, Book publishing and distribution activities, and Sports and Entertainment activities.

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2020		2019
	Pre-tax	Perpetual	Pre-tax	Perpetual
	discount rate	growth	discount rate	growth
CGU groups[1]	(WACC)	rate	(WACC)	rate
Telecommunications	8.5%	2.0%	9.0%	2.5%
Other	10.5 to 15.5	0.0 to 2.0	11.0 to 14.0	(1.0) to 2.0
[1]	In 2020 and 2019, the recoverable amounts of all CGUs were based on value in use, using the discounted cash flow method.